FINANCE INCOME AND FINANCE COSTS	12 Months Ended
Dec. 31, 2022
FINANCE INCOME AND FINANCE COSTS
FINANCE INCOME AND FINANCE COSTS

NOTE 17 – FINANCE INCOME AND FINANCE COSTS

Finance income and finance costs for the years ended December 31, 2021, 2020 and 2019, are detailed below:

In Thousands of US Dollars
Description	2022	2021	2020

Interest income	$1	$8	$27
Net foreign exchange gain(loss)	5	(2)	(3)
Finance income	6	6	24
Interest and bank charges	(28)	(20)	(30)
Financial costs	(28)	(20)	(30)
Operating lease interest expense	(15)	(19)	(12)
Total finance income and costs	$(37)	$(33)	$(18)